Quarterly Holdings Report
for
Fidelity® Pennsylvania Municipal Income Fund
September 30, 2023
PFL-NPRT3-1123
1.807743.119
Municipal Bonds - 94.9%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	425,000	425,000
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	275,000	275,000
TOTAL GUAM		700,000
Pennsylvania - 92.0%
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (b)	12,000,000	11,762,274
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,408,774
Series 2018:
5% 3/1/33	1,570,000	1,629,889
5% 3/1/34	2,250,000	2,335,372
Series 2022 A:
5% 3/1/24	500,000	501,700
5% 3/1/27	1,740,000	1,789,193
5% 3/1/31	1,105,000	1,168,841
5% 3/1/34	645,000	687,680
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	1,805,217
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	488,077
5% 7/1/27	490,000	473,562
5% 7/1/28	540,000	518,194
5% 7/1/29	710,000	674,818
5% 7/1/30	685,000	644,275
5% 7/1/35	1,885,000	1,708,929
5% 7/1/39	6,675,000	5,798,133
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/30	1,500,000	1,571,266
5% 7/15/31	1,250,000	1,306,920
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	337,220
4% 11/15/34	250,000	236,797
4% 11/15/35	200,000	186,441
5% 11/15/28	840,000	852,426
5% 11/15/29	1,625,000	1,645,464
5% 11/15/30	685,000	692,499
Series 2016 B:
4% 11/15/40	600,000	521,022
4% 11/15/47	3,605,000	2,993,040
Series 2018 A:
5% 11/15/26	1,140,000	1,170,748
5% 11/15/27	225,000	231,700
5% 11/15/28	200,000	205,292
5% 11/15/29	200,000	204,326
Chartiers Valley School District Series 2021 A, 3% 10/15/49	4,000,000	2,626,842
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,175,166
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,049,775
5% 6/1/29	1,000,000	1,058,430
5% 6/1/30	1,000,000	1,065,987
5% 6/1/31	1,150,000	1,235,506
Series 2020 A, 5% 6/1/32	3,500,000	3,713,143
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2016:
5% 5/1/30	1,000,000	1,018,175
5% 5/1/31	500,000	508,599
5% 5/1/32	750,000	762,532
5% 5/1/33	2,210,000	2,244,231
5% 5/1/34	1,000,000	1,015,002
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019, 5% 5/1/48	4,000,000	3,379,241
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,294,422
5% 6/1/35	1,000,000	1,013,812
5% 6/1/36	625,000	631,836
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,000,000	1,764,097
Series 2017, 5% 7/1/25	1,000,000	990,701
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A:
5% 7/1/46	2,845,000	2,361,995
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	655,000	674,902
Series 2019 A:
4% 7/1/45	1,215,000	866,107
4% 7/1/45 (Pre-Refunded to 7/1/29 @ 100)	135,000	137,974
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	201,482
Series 2020:
4% 7/15/45	1,520,000	1,261,249
5% 7/15/31	1,030,000	1,048,560
5% 7/15/34	1,000,000	1,020,522
5% 7/15/36	1,400,000	1,413,036
5% 7/15/39	1,160,000	1,138,132
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	1,805,810
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	594,399
5% 11/1/25	665,000	674,221
5% 11/1/27	1,105,000	1,140,042
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,033,418
5% 8/15/33	1,000,000	1,032,990
5% 8/15/34	1,000,000	1,031,401
5% 8/15/36	1,000,000	1,024,823
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,033,511
Series 2021 A, 4% 11/1/51	4,000,000	2,957,892
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/49	5,000,000	4,194,461
5% 7/1/36	2,905,000	2,958,147
5% 7/1/44	5,000,000	4,643,702
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	3,702,055
Monroeville Fin. Auth. UPMC Rev. Series 2023 C:
5% 5/15/36	280,000	293,055
5% 5/15/37	330,000	340,464
5% 5/15/38	390,000	396,932
5% 5/15/39	250,000	252,637
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	1,305,000	1,305,000
5% 10/1/24	335,000	332,681
5% 10/1/25	750,000	737,796
5% 10/1/26	1,000,000	979,048
5% 10/1/27	1,000,000	977,394
Series 2016 A, 5% 10/1/40	4,000,000	3,446,357
Series 2018 A, 5% 9/1/26	1,500,000	1,527,859
Series 2019:
4% 9/1/34	2,500,000	2,318,219
4% 9/1/35	1,400,000	1,284,957
4% 9/1/36	1,200,000	1,112,124
4% 9/1/37	1,000,000	919,077
Montgomery County Indl. Dev. Auth. Series 2017, 5% 12/1/36	2,670,000	2,747,047
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	4,500,000	3,550,956
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/29	300,000	315,174
5% 7/1/30	375,000	395,084
5% 7/1/31	425,000	446,288
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2023 A2:
5% 5/15/36	400,000	419,931
5% 5/15/37	500,000	519,403
5% 5/15/38	500,000	515,112
5% 5/15/39	620,000	635,157
Series 2023 B:
5% 5/15/36	450,000	472,422
5% 5/15/37	425,000	441,492
5% 5/15/38	575,000	592,379
5% 5/15/39	800,000	819,558
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living project) Series 2023 B1, 4.5% 7/1/35	2,910,000	2,784,222
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 4.125%, tender 11/1/23 (b)(c)	2,500,000	2,498,719
(Waste Mgmt., Inc. Proj.) Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	10,845,000	10,841,521
Pennsylvania Gen. Oblig.:
Series 2020, 2% 5/1/39	500,000	318,022
Series 2021:
2% 5/15/37	1,060,000	725,839
2% 5/15/38	4,825,000	3,172,705
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2023 A, 5% 6/1/30 (b)	2,895,000	2,954,625
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,033,735
Series 2016, 5% 5/1/33	2,200,000	2,239,680
Series 2019 A:
4% 3/1/37	1,150,000	1,070,261
5% 3/1/36	1,000,000	1,034,306
5% 3/1/38	1,055,000	1,068,072
5% 3/1/39	1,000,000	1,006,047
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	935,000	923,287
Series 2019 131, 3.5% 4/1/49	2,680,000	2,620,513
Series 2020 13 2A, 3.5% 4/1/51	1,230,000	1,201,453
Series 2020 133:
5% 10/1/23	400,000	400,000
5% 10/1/24	850,000	857,067
5% 10/1/27	650,000	675,465
5% 10/1/28	950,000	998,139
5% 4/1/29	100,000	104,994
5% 10/1/29	450,000	474,168
Series 2021 134B:
5% 4/1/24 (b)	1,255,000	1,256,668
5% 10/1/24 (b)	1,000,000	1,003,479
5% 10/1/25 (b)	370,000	373,051
5% 4/1/26 (b)	995,000	1,006,421
5% 10/1/26 (b)	1,500,000	1,522,733
Series 2021 137:
2.45% 10/1/41	1,305,000	861,631
5% 4/1/24	225,000	225,900
5% 10/1/24	265,000	267,383
5% 4/1/25	200,000	202,582
5% 10/1/25	220,000	223,912
5% 4/1/26	240,000	244,740
5% 10/1/26	280,000	287,004
5% 4/1/27	225,000	232,329
5% 10/1/27	225,000	233,815
5% 4/1/28	250,000	261,213
5% 10/1/28	260,000	273,175
5% 4/1/29	310,000	325,481
5% 10/1/29	365,000	384,603
Series 2023 142A:
4.5% 10/1/38	5,925,000	5,803,008
5% 10/1/43	2,000,000	1,999,886
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2, 5% 12/1/25	335,000	338,921
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,183,724
Series 2013 A2:
5% 12/1/28	500,000	519,044
5% 12/1/38	2,500,000	2,528,844
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	5,365,237
Series 2017 A1, 5% 12/1/33	1,500,000	1,566,792
Series 2018 A2, 5% 12/1/43	5,000,000	5,114,228
Series 2019 A, 5% 12/1/37	5,815,000	5,953,003
Series 2020 B, 5% 12/1/50	5,000,000	5,070,539
Series 2021 A:
4% 12/1/44	4,000,000	3,499,932
4% 12/1/45	4,000,000	3,483,032
4% 12/1/50	2,000,000	1,702,366
Series 2021 B:
4% 12/1/40	1,000,000	901,356
4% 12/1/41	1,000,000	895,658
4% 12/1/42	1,500,000	1,328,774
5% 12/1/46	2,000,000	2,051,996
Series 2023 A, 4.25% 12/1/44	6,750,000	6,292,754
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	351,829
Series 2017 B:
5% 7/1/31 (b)	1,000,000	1,017,376
5% 7/1/33 (b)	2,250,000	2,288,764
5% 7/1/37 (b)	5,065,000	5,088,182
5% 7/1/47 (b)	3,035,000	2,976,204
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	4,642,137
Series 2020 A, 4% 11/1/45	3,825,000	3,075,326
Series 2020 C:
4% 11/1/35	1,750,000	1,602,231
4% 11/1/36	1,500,000	1,352,496
4% 11/1/37	1,255,000	1,107,719
4% 11/1/38	1,000,000	871,075
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	8,835,000	8,941,595
Series 2015 13:
5% 8/1/29	2,000,000	2,015,991
5% 8/1/30	1,500,000	1,509,900
5% 8/1/31	1,100,000	1,103,626
Series 2016 14:
5% 10/1/33	1,500,000	1,518,951
5% 10/1/34	500,000	505,202
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,553,117
Series 2019 B:
5% 2/1/38	3,000,000	3,079,238
5% 2/1/39	7,600,000	7,825,787
Philadelphia Redev. Auth. Rev. Series 2015 A, 5% 4/15/29	3,000,000	3,039,687
Philadelphia School District:
Series 2018 A:
5% 9/1/29	1,250,000	1,297,285
5% 9/1/30	1,000,000	1,036,731
5% 9/1/33	1,000,000	1,034,564
Series 2019 A:
4% 9/1/37	2,100,000	1,881,099
4% 9/1/38	2,300,000	2,053,360
4% 9/1/39	2,000,000	1,787,764
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2020, 5% 10/1/40	3,195,000	3,245,349
Series 2023 B, 5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	5,000,000	5,295,201
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/32	500,000	512,063
5% 12/15/33	500,000	512,081
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	3,600,000	3,682,930
Series 2019 B:
4% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	2,000,000	1,922,991
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	385,530
Reading School District Series 2017:
5% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,034,310
5% 3/1/36 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,081,372
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,032,888
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,036,257
5% 12/1/27	1,480,000	1,505,728
5% 12/1/29	1,000,000	1,013,838
State Pub. School Bldg. Auth. Delaware County Cmnty. College Proj. Series 2023:
5% 10/1/37 (Build America Mutual Assurance Insured)	530,000	542,739
5% 10/1/38 (Build America Mutual Assurance Insured)	600,000	608,176
5.25% 10/1/44 (Build America Mutual Assurance Insured)	1,100,000	1,114,760
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (b)	1,000,000	974,833
5% 1/1/38 (b)	1,125,000	1,062,159
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	5,367,226
West Mifflin Area School District Series 2016:
5% 4/1/24 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,254,998
5% 4/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,025,709
5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,424,366
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/26	1,000,000	981,334
4% 7/1/37	1,400,000	1,188,024
5% 7/1/27	200,000	201,948
5% 7/1/28	1,130,000	1,142,363
5% 7/1/29	500,000	504,144
5% 7/1/30	1,000,000	1,003,545
TOTAL PENNSYLVANIA		356,144,172
Pennsylvania, New Jersey - 1.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,050,376
5% 1/1/38	1,300,000	1,353,957
5% 1/1/39	1,000,000	1,035,362
5% 1/1/40	1,100,000	1,135,850
TOTAL PENNSYLVANIA, NEW JERSEY		4,575,545
Puerto Rico - 1.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (e)	1,155,000	1,108,857
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,225,367	722,190
5.625% 7/1/27	145,000	148,794
5.625% 7/1/29	440,000	454,655
5.75% 7/1/31	1,045,000	1,091,316
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,155,000	818,234
Series 2019 A2, 4.329% 7/1/40	1,455,000	1,303,190
TOTAL PUERTO RICO		5,647,236
TOTAL MUNICIPAL BONDS (Cost $402,854,962)		367,066,953

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.42% (f)(g) (Cost $24,476,998)	24,472,106	24,476,992

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $427,331,960)	391,543,945
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(4,544,077)
NET ASSETS - 100.0%	386,999,868

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,108,857 or 0.3% of net assets.

(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	-	49,993,992	25,517,000	242,747	-	-	24,476,992	1.1%
Total	-	49,993,992	25,517,000	242,747	-	-	24,476,992

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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